Stock-Based Compensation (Details) - Schedule of fair value of stock options assumptions - Share-Based Payment Arrangement, Option [Member]	9 Months Ended
Sep. 30, 2022
Stock-Based Compensation (Details) - Schedule of fair value of stock options assumptions [Line Items]
Volatility	96.50%
Expected term (years)	5 years
Risk-free interest rate	2.27%
Expected dividend yield	0.00%